Company Business - Significant Investments in Subsidiaries (Detail) - shares				12 Months Ended
	Dec. 13, 2019	Jan. 31, 2019	Apr. 30, 2010	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Parent Entity Information [line items]
Proportion of ownership interest in associate				14.80%	14.80%
Stock Split Ratio		8
Series B shares [member]
Disclosure Of Parent Entity Information [line items]
Stock Split Ratio		3
Series L shares [member]
Disclosure Of Parent Entity Information [line items]
Stock Split Ratio		5
Heineken Group
Disclosure Of Parent Entity Information [line items]
Proportion of ownership interest in associate			20.00%	14.76%	14.76%
Coca-Cola FEMSA [member]
Disclosure Of Parent Entity Information [line items]
Percentage of ownership in subsidiary				47.20%	47.20%
Percentage of voting share in subsidiary				56.00%	63.00%
Percentage Of Shares Traded As American Depositary Shares				25.00%
Coca-Cola FEMSA [member] | The Coca-Cola Company [member]
Disclosure Of Parent Entity Information [line items]
Percentage of ownership in subsidiary				27.80%
FEMSA Comercio - Proximity Division [member]
Disclosure Of Parent Entity Information [line items]
Percentage of ownership in subsidiary				100.00%	100.00%
FEMSA Comercio - Fuel Division [member]
Disclosure Of Parent Entity Information [line items]
Percentage of ownership in subsidiary				100.00%	100.00%
FEMSA Comercio - Health Division [member]
Disclosure Of Parent Entity Information [line items]
Percentage of ownership in subsidiary				100.00%
Other businesses [member]
Disclosure Of Parent Entity Information [line items]
Percentage of ownership in subsidiary					100.00%
Farmacias Yza [member]
Disclosure Of Parent Entity Information [line items]
Percentage of ownership in subsidiary				18.60%
Grupo Socofar [member]
Disclosure Of Parent Entity Information [line items]
Percentage of ownership in subsidiary	40.00%			100.00%		60.00%